INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure Tables [Abstract]
INCOME TAX DICLOSURE

NOTE 30: INCOME TAX
The income tax information as at December 31, 2010 and for the years ended December 31, 2009, 2010 and 2011 has been resolved to reflect the impacts discussed in Note 43. The significant components of the income tax/(expense)/benefit for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Income tax (expense) / benefit:
Current tax expense domestic	(84,783)	(110,967)	(46,297)
Current tax expense foreign	(78,965)	(149,212)	(107,342)
Deferred tax (expense)/benefit domestic	(2,707)	182,121	(307,995)
Deferred tax (expense)/benefit foreign	(10,131)	35,747	2,289
Total income tax (expense) / benefit	(176,586)	(42,311)	(459,345)
The allocation of income before income tax between domestic and foreign is presented in Note 37.

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Tax calculated based on statutory income tax rate of 20% (2009:25% & 2010:24%)	157,468	(63,766)	(2,809,627)
Effect of tax exempt income	(141,447)	(35,029)	(18,132)
Effect of different tax rates in other countries	(59,068)	(60,839)	10,535
Non deductible expenses	26,456	52,769	120,968
Statutory revaluation of fixed assets	89,768	-	-
Effect of change in income tax rate	26,330	43,987	9,851
General allowance for loans losses recognized only for tax purposes	(2,638)	-	-
Valuation allowance for deferred tax assets	-	-	3,115,613
Non-offsettable income taxes with current year income taxes	22,754	14,059	12,740
Tax audit settlement	-	2,494	8,223
Other	9,227	9,535	9,174
Income tax expense / (benefit) before additional income taxes	128,850	(36,790)	459,345

Additional tax under Greek tax laws 3808/2009 and 3845/2010	47,736	26,126	-
Non-offsettable income taxes in accordance with Law 3842/2010	-	52,975	-
Income tax expense / (benefit) after additional income taxes	176,586	42,311	459,345
In 2011, the increase in the effect on taxes of the expenses non-deductible for tax purposes is mainly due to the impairment of goodwill of investments in subsidiaries (see Note 14).

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2010	2011
	As restated
	(EUR in thousands)
Deferred Tax Assets:
Allowance for loan losses	6,980	477,575
Mark to market valuation of securities and derivatives	683,246	2,433,242
Pension and other post retirement benefits	53,117	53,519
Insurance reserves	18,867	93,940
Revaluation of land and buildings	140,875	137,640
Intangibles recognized upon acquisition and other assets	311	192
Tax free reserves	17	-
Tax loss carried forward	289,134	210,461
Other	51,728	98,340
Gross deferred tax assets	1,244,275	3,504,909
Deferred tax assets / liabilities for netting	(156,999)	(130,204)
Net deferred tax assets	1,087,276	3,374,705
Valuation allowance for deferred tax assets	-	(3,115,613)
Net deferred tax assets after valuation allowance	1,087,276	259,092

Deferred Tax Liabilities:
Allowance for loan losses	(39,971)	(22,455)
Mark to market valuation of securities and derivatives	(43,134)	(31,477)
Revaluation of land and buildings	(1,351)	(1,358)
Intangibles recognized upon acquisition and other assets	(49,515)	(37,644)
Tax free reserves	(95,202)	(92,556)
Other	(65,838)	(6,927)
Gross deferred tax liabilities	(295,011)	(192,417)
Deferred tax liabilities / assets for netting	156,999	130,204
Net deferred tax liabilities	(138,012)	(62,213)

(EUR in thousands)
Year
2012 ………………..………………..………………..………………..………………..………………..………………..	11,285
2013 ………………..………………..………………..………………..………………..………………..………………..	15,601
2014 ………………..………………..………………..………………..………………..………………..………………..	223,011
2015 ………………..………………..………………..………………..………………..………………..………………..	757,180
2016 ………………..………………..………………..………………..………………..………………..………………..	24,007
2017 ………………..………………..………………..………………..………………..………………..………………..	24,111
2018 ………………..………………..………………..………………..………………..………………..………………..	36,543
Unlimited ………………..………………..………………..………………..………………..………………..…………	10,345
Total ………………..………………..………………..………………..………………..………………..………	1,102,083

Reconciliation of the Change in Unrecognized Tax Benefits
	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Balance, at beginning of year	10,125	18,873	10,763
Decreases related to positions taken during prior years	-	(32)	-
Increases related to positions taken during the current year	15,525	3,500	344
Settlements	(7,008)	(11,606)	(185)
Effect of foreign exchange differences	231	28	(31)
Balance, at end of year	18,873	10,763	10,891